Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HOMESTEAD FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep. 09, 2016
Supplement [Text Block]	hofi_SupplementTextBlock
Homestead Funds, Inc.

Supplement Dated January 1, 2017
to the Prospectus Dated September 9, 2016

This supplement revises certain information contained in the above-referenced prospectus (the "Prospectus") regarding the Value Fund, a series of Homestead Funds, Inc.  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds' website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effectively immediately, the following changes are made to the Prospectus:

Value Fund.  Under the section titled "Fund Summaries – Value Fund – Performance" on page 13 of the Prospectus, the first paragraph is deleted in its entirety and is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.  As of January 1, 2017, the S&P 500 Value Index replaced the S&P 500 Stock Index as the primary benchmark for the Fund because the S&P 500 Value Index more closely reflects the market sectors and type of stocks in which the Fund invests.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

The table of average annual total returns is deleted in its entirety and is replaced with the following:

Average Annual Total Returns for periods ended 12/31/15
	1 YR	5 YR	10 YR
Returns Before Taxes	(1.28)%	11.90%	6.89%
Returns after taxes on distributions	(3.23)%	10.84%	5.93%
Returns after taxes on distributions and sale of fund shares	0.22%	9.10%	5.21%
Standard & Poor's 500 Value Stock Index (reflects no deduction for fees, expenses or taxes)	(3.13)%	10.96%	5.80%
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hofi_SupplementTextBlock
Homestead Funds, Inc.

Supplement Dated January 1, 2017
to the Prospectus Dated September 9, 2016

This supplement revises certain information contained in the above-referenced prospectus (the "Prospectus") regarding the Value Fund, a series of Homestead Funds, Inc.  Please read this supplement carefully and keep it with your Prospectus for future reference.  You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds' website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effectively immediately, the following changes are made to the Prospectus:

Value Fund.  Under the section titled "Fund Summaries – Value Fund – Performance" on page 13 of the Prospectus, the first paragraph is deleted in its entirety and is replaced with the following:

The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.  As of January 1, 2017, the S&P 500 Value Index replaced the S&P 500 Stock Index as the primary benchmark for the Fund because the S&P 500 Value Index more closely reflects the market sectors and type of stocks in which the Fund invests.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

The table of average annual total returns is deleted in its entirety and is replaced with the following:

Average Annual Total Returns for periods ended 12/31/15
	1 YR	5 YR	10 YR
Returns Before Taxes	(1.28)%	11.90%	6.89%
Returns after taxes on distributions	(3.23)%	10.84%	5.93%
Returns after taxes on distributions and sale of fund shares	0.22%	9.10%	5.21%
Standard & Poor's 500 Value Stock Index (reflects no deduction for fees, expenses or taxes)	(3.13)%	10.96%	5.80%
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. As of January 1, 2017, the S&P 500 Value Index replaced the S&P 500 Stock Index as the primary benchmark for the Fund because the S&P 500 Value Index more closely reflects the market sectors and type of stocks in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/15
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	As of January 1, 2017, the S&P 500 Value Index replaced the S&P 500 Stock Index as the primary benchmark for the Fund because the S&P 500 Value Index more closely reflects the market sectors and type of stocks in which the Fund invests.
Value Fund | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	(1.28%)
5 YR	rr_AverageAnnualReturnYear05	11.90%
10 YR	rr_AverageAnnualReturnYear10	6.89%
Value Fund | Returns after taxes on distributions | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	(3.23%)
5 YR	rr_AverageAnnualReturnYear05	10.84%
10 YR	rr_AverageAnnualReturnYear10	5.93%
Value Fund | Returns after taxes on distributions and sale of fund shares | Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	0.22%
5 YR	rr_AverageAnnualReturnYear05	9.10%
10 YR	rr_AverageAnnualReturnYear10	5.21%
Value Fund | Standard & Poor's 500 Value Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	(3.13%)
5 YR	rr_AverageAnnualReturnYear05	10.96%
10 YR	rr_AverageAnnualReturnYear10	5.80%
Value Fund | Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	1.38%
5 YR	rr_AverageAnnualReturnYear05	12.57%
10 YR	rr_AverageAnnualReturnYear10	7.31%